Supplementary Cash Flow Details - Non-Cash Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Fair value gain on rental properties (Note 6)	$ 990,575	$ 220,849	[1]
Fair value gain (loss)	220,177	7,461	[1]
Loss on debt extinguishment (Note 19)	3,497	0	[1]
Amortization and depreciation expense (Notes 24, 25)	12,129	10,826	[1]
Deferred income taxes (Note 14)	234,483	41,824	[1]
Net change in fair value of limited partners’ interests in single-family rental business	185,921	50,581	[1]
Amortization of debt discount and financing costs (Note 22)	15,603	10,594
Interest expense	147,680	137,146	[1]
Performance fees expense	42,272	1,055	[1]
Unrealized foreign exchange gain	(4,850)	(6,946)
Adjustments for non-cash items	(359,411)	(39,880)
LTIP
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Expenses from Incentive Plans	14,093	(193)
AIP
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Expenses from Incentive Plans	32,228	17,787
Interest on lease obligation
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Interest expense	968	328
Single-Family Rental Investment Properties
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Fair value gain on rental properties (Note 6)	(990,575)	(220,849)
Canadian development properties
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Fair value gain on rental properties (Note 6)	(10,098)	0
Investments in U.S. residential developments
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Income from equity-accounted investments in multi-family rental properties	(31,726)	61,776
Equity-accounted investments in multi-family rental properties
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Income from equity-accounted investments in multi-family rental properties	(75,333)	(746)
Equity-accounted investments in Canadian residential developments
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Income from equity-accounted investments in multi-family rental properties	$ (8,200)	$ (13,378)

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.